Note 9 - Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal Income Tax Expense (Benefit), Continuing Operations	$ 3,787,803	$ 3,268,287	$ 2,334,864
Unrecognized Tax Benefits, Period Increase (Decrease)		$ 42,327